STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings	70,453	[a]	546,715
Dorman Products	17,582	[a]	1,670,817
Gentherm	20,322	[a]	1,484,319
LCI Industries	15,462		1,605,110
Motorcar Parts of America	11,841	[a]	211,125
Patrick Industries	13,881		837,024
Standard Motor Products	11,822		510,001
Winnebago Industries	20,383		1,101,294
XPEL	10,162	[a,b]	534,623
			8,501,028
Banks - 12.2%
Allegiance Bancshares	11,633		519,762
Ameris Bancorp	40,503		1,777,272
Axos Financial	33,074	[a]	1,534,303
Banc of California	33,406		646,740
BancFirst	11,659	[b]	970,145
BankUnited	52,602		2,312,384
Banner	21,157		1,238,319
Berkshire Hills Bancorp	30,056		870,722
Brookline Bancorp	47,956		758,664
Capitol Federal Financial	79,751		867,691
Central Pacific Financial	16,627		463,893
City Holding	9,338		734,901
Columbia Banking System	47,990		1,548,637
Community Bank System	33,064		2,319,440
Customers Bancorp	18,419	[a]	960,367
CVB Financial	83,207		1,931,234
Dime Community Bancshares	19,956		689,879
Eagle Bancorp	19,733		1,124,978
FB Financial	21,711		964,403
First Bancorp	21,327		890,829
First Bancorp	123,956		1,626,303
First Commonwealth Financial	57,488		871,518
First Financial Bancorp	57,907		1,334,756
First Hawaiian	78,298		2,183,731
Flagstar Bancorp	32,263		1,367,951
Hanmi Financial	18,782		462,225
Heritage Financial	21,671		543,075
Hilltop Holdings	37,032		1,088,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Banks - 12.2% (continued)
HomeStreet	12,276		581,637
Hope Bancorp	73,128		1,175,898
Independent Bank	29,050		2,373,095
Independent Bank Group	22,570		1,606,081
Investors Bancorp	138,162		2,062,759
Lakeland Financial	15,628	[b]	1,140,844
Meta Financial Group	18,333		1,006,848
Mr. Cooper Group	46,319	[a]	2,115,389
National Bank Holdings, Cl. A	18,287		736,600
NBT Bancorp	26,776		967,417
NMI Holdings, Cl. A	52,244	[a]	1,077,271
Northfield Bancorp	25,753		369,813
Northwest Bancshares	78,175		1,056,144
OFG Bancorp	30,133		802,743
Pacific Premier Bancorp	57,797		2,043,124
Park National	8,917	[b]	1,171,515
Preferred Bank	8,232		609,909
Provident Financial Services	46,893		1,097,296
Renasant	34,432		1,151,750
S&T Bancorp	24,306		718,971
Seacoast Banking Corp. of Florida	35,557		1,245,206
ServisFirst Bancshares	29,922	[b]	2,851,267
Simmons First National, Cl. A	69,226		1,815,106
Southside Bancshares	19,936		813,987
The Bancorp	35,195	[a]	997,074
Tompkins Financial	7,334		574,032
Triumph Bancorp	14,587	[a]	1,371,470
TrustCo Bank	11,862		378,754
Trustmark	37,863		1,150,657
United Community Bank	64,615		2,248,602
Veritex Holdings	30,449		1,162,238
Walker & Dunlop	18,056		2,336,808
Westamerica Bancorporation	16,594		1,003,937
WSFS Financial	40,097		1,869,322
			76,286,427
Capital Goods - 10.1%
AAON	25,583	[a]	1,425,741
AAR	20,595	[a]	997,416
Aerojet Rocketdyne Holdings	45,775	[a]	1,801,246
AeroVironment	14,252	[a,b]	1,341,683
Alamo Group	6,113		878,988
Albany International, Cl. A	19,991		1,685,641
American Woodmark	10,234	[a]	500,954
Apogee Enterprises	15,263		724,382

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 10.1% (continued)
Applied Industrial Technologies	23,575		2,420,210
Arcosa	29,807		1,706,451
Astec Industries	14,061		604,623
AZZ	14,969		722,105
Barnes Group	28,772		1,156,347
Boise Cascade	24,050		1,670,754
CIRCOR International	12,365	[a]	329,156
Comfort Systems USA	22,054		1,963,027
DXP Enterprises	10,301	[a]	279,054
Encore Wire	12,503		1,426,217
Enerpac Tool Group	37,240	[a]	815,184
EnPro Industries	12,720		1,243,126
ESCO Technologies	15,844		1,107,812
Federal Signal	37,256		1,257,390
Franklin Electric	23,881		1,983,078
Gibraltar Industries	20,186	[a]	866,989
GMS	26,300	[a]	1,308,951
Granite Construction	27,805	[b]	912,004
Griffon	28,593		572,718
Hillenbrand	44,699		1,974,355
Insteel Industries	11,988		443,436
John Bean Technologies	19,487		2,308,625
Kaman	17,202		747,943
Lindsay	6,732		1,056,991
Meritor	43,326	[a]	1,541,106
Moog, Cl. A	17,843		1,566,615
Mueller Industries	35,419		1,918,647
MYR Group	10,420	[a]	979,897
National Presto Industries	3,131		240,930
NOW	68,260	[a]	752,908
NV5 Global	7,316	[a]	975,223
Park Aerospace	12,005		156,665
PGT Innovations	36,831	[a]	662,221
Powell Industries	5,470		106,227
Proto Labs	17,042	[a]	901,522
Quanex Building Products	19,919		418,100
Resideo Technologies	88,458	[a]	2,107,954
SPX	27,694	[a]	1,368,361
SPX FLOW	25,713	[a]	2,216,975
Standex International	7,542		753,597
Tennant	11,449		902,181
The Greenbrier Companies	20,103		1,035,506
Titan International	31,183	[a]	459,326
Triumph Group	39,909	[a]	1,008,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 10.1% (continued)
UFP Industries	38,001		2,932,157
Veritiv	8,563	[a]	1,143,931
Wabash National	29,434		436,801
			62,818,347
Commercial & Professional Services - 3.7%
ABM Industries	41,533		1,912,179
Brady, Cl. A	29,561		1,367,787
CoreCivic	74,297	[a]	829,898
Deluxe	26,317		795,826
Exponent	31,992		3,456,736
Forrester Research	6,868	[a]	387,493
Harsco	48,922	[a]	598,805
Healthcare Services Group	46,041		854,981
Heidrick & Struggles International	11,682		462,374
HNI	26,905		996,830
Interface	36,477		494,993
KAR Auction Services	74,834	[a]	1,350,754
Kelly Services, Cl. A	22,255		482,711
Korn Ferry	33,394		2,168,606
ManTech International, Cl. A	17,024		1,467,299
Matthews International, Cl. A	19,527		631,894
Pitney Bowes	102,226		531,575
Resources Connection	18,168		311,400
The GEO Group	75,687	[a,b,c]	500,291
TrueBlue	21,916	[a]	633,153
U.S. Ecology	19,084	[a]	913,742
UniFirst	9,308		1,715,278
Viad	12,681	[a]	451,951
			23,316,556
Consumer Durables & Apparel - 3.6%
Cavco Industries	5,206	[a]	1,253,865
Century Communities	18,351		983,063
Ethan Allen Interiors	13,574		353,874
Fossil Group	29,311	[a]	282,558
G-III Apparel Group	26,998	[a]	730,296
Installed Building Products	14,333		1,210,995
iRobot	16,651	[a]	1,055,673
Kontoor Brands	28,960		1,197,496
La-Z-Boy	26,850		708,035
LGI Homes	13,194	[a,b]	1,288,790
M.D.C. Holdings	34,547		1,307,258
M/I Homes	17,626	[a]	781,713
Meritage Homes	22,854	[a]	1,810,722
Movado Group	10,195		398,115

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Consumer Durables & Apparel - 3.6% (continued)
Oxford Industries	9,810		887,805
Sonos	78,115	[a,b]	2,204,405
Steven Madden	46,782		1,807,656
Sturm Ruger & Co.	10,869	[b]	756,700
Tupperware Brands	30,192	[a]	587,234
Unifi	8,751	[a]	158,393
Universal Electronics	7,965	[a]	248,827
Vera Bradley	16,099	[a]	123,479
Vista Outdoor	34,553	[a]	1,233,197
Wolverine World Wide	50,877		1,147,785
			22,517,934
Consumer Services - 2.3%
Adtalem Global Education	30,739	[a]	913,256
American Public Education	11,155	[a]	236,932
BJ's Restaurants	14,394	[a]	407,350
Bloomin‘ Brands	50,166		1,100,642
Brinker International	27,391	[a]	1,045,241
Chuy's Holdings	12,231	[a]	330,237
Dave & Buster's Entertainment	23,781	[a]	1,167,647
Dine Brands Global	10,606		826,738
El Pollo Loco Holdings	11,382	[a]	132,259
Fiesta Restaurant Group	9,872	[a]	73,793
Golden Entertainment	12,465	[a]	723,843
Jack in the Box	12,960	[b]	1,210,594
Monarch Casino & Resort	8,101	[a]	706,650
Perdoceo Education	43,303	[a]	497,118
Red Robin Gourmet Burgers	9,570	[a]	161,350
Ruth's Hospitality Group	19,601		448,471
Shake Shack, Cl. A	24,176	[a]	1,641,550
Strategic Education	13,979		927,926
The Cheesecake Factory	29,893	[a]	1,189,442
WW International	32,870	[a]	336,260
			14,077,299
Diversified Financials - 3.1%
Apollo Commercial Real Estate Finance	81,225	[b,c]	1,131,464
ARMOUR Residential REIT	55,399	[b,c]	465,352
B. Riley Financial	9,877		690,995
Blucora	30,093	[a]	588,318
Brightsphere Investment Group	21,405		519,071
Donnelley Financial Solutions	18,016	[a]	599,212
Ellington Financial	33,698	[b,c]	598,140
Encore Capital Group	15,317	[a]	960,835
Enova International	20,970	[a]	796,231
EZCORP, Cl. A	33,829	[a]	204,327

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Diversified Financials - 3.1% (continued)
Franklin BSP Realty Trust	27,147	[c]	379,515
Granite Point Mortgage Trust	33,224	[c]	369,451
Green Dot, Cl. A	33,776	[a]	928,164
Greenhill & Co.	8,664		134,032
Invesco Mortgage Capital	192,555	[b,c]	439,025
KKR Real Estate Finance Trust	27,425	[c]	565,229
LendingTree	7,084	[a]	847,742
New York Mortgage Trust	229,336	[b,c]	837,076
PennyMac Mortgage Investment Trust	57,777	[b,c]	975,854
Piper Sandler	8,719		1,144,369
PRA Group	26,548	[a]	1,196,784
Ready Capital	41,288	[c]	621,797
Redwood Trust	70,832	[c]	745,861
StoneX Group	10,404	[a]	772,289
Two Harbors Investment	212,422	[b,c]	1,174,694
Virtus Investment Partners	4,406		1,057,396
WisdomTree Investments	67,234		394,664
World Acceptance	2,504	[a,b]	480,367
			19,618,254
Energy - 5.9%
Archrock	82,783		764,087
Bristow Group	14,316	[a]	530,837
Callon Petroleum	28,957	[a,b]	1,710,780
Civitas Resources	44,194		2,638,824
CONSOL Energy	19,594	[a]	737,322
Core Laboratories	28,592	[b]	904,365
DMC Global	11,566	[a]	352,763
Dorian LPG	16,187	[a]	234,550
Dril-Quip	21,857	[a]	816,359
Green Plains	33,105	[a,b]	1,026,586
Helix Energy Solutions Group	87,609	[a]	418,771
Helmerich & Payne	64,798		2,772,058
Laredo Petroleum	8,857	[a,b]	700,943
Matador Resources	67,740		3,588,865
Nabors Industries	4,758	[a]	726,642
Oceaneering International	61,575	[a]	933,477
Oil States International	37,911	[a]	263,481
Par Pacific Holdings	28,256	[a]	367,893
Patterson-UTI Energy	132,512		2,051,286
PBF Energy, Cl. A	57,588	[a]	1,403,420
ProPetro Holding	52,357	[a]	729,333
Ranger Oil, Cl. A	13,026	[a]	449,788
Renewable Energy Group	30,968	[a]	1,878,209
REX American Resources	3,246	[a]	323,302

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 5.9% (continued)
RPC	43,212	[a]	461,072
SM Energy	74,543		2,903,450
Southwestern Energy	684,383	[a]	4,907,026
Talos Energy	25,027	[a]	395,176
U.S. Silica Holdings	46,061	[a]	859,498
World Fuel Services	38,379		1,037,768
			36,887,931
Food & Staples Retailing - .8%
PriceSmart	14,860		1,172,008
SpartanNash	22,202		732,444
The Andersons	18,647		937,198
The Chefs' Warehouse	20,124	[a]	656,042
United Natural Foods	35,674	[a]	1,475,120
			4,972,812
Food, Beverage & Tobacco - 2.6%
B&G Foods	39,421	[b]	1,063,579
Calavo Growers	10,922	[a]	398,107
Cal-Maine Foods	23,091	[b]	1,275,085
Celsius Holdings	23,568	[a,b]	1,300,482
Coca-Cola Consolidated	2,834		1,408,073
Fresh Del Monte Produce	20,557		532,632
Hostess Brands	84,861	[a]	1,861,850
J&J Snack Foods	9,185		1,424,594
John B. Sanfilippo & Son	5,480	[a]	457,251
MGP Ingredients	7,733		661,867
National Beverage	14,414	[a]	627,009
Seneca Foods, Cl. A	3,875	[a]	199,718
The Simply Good Foods Company	52,092	[a]	1,976,891
Tootsie Roll Industries	11,011		384,934
TreeHouse Foods	34,456	[a]	1,111,551
Universal	15,199		882,606
Vector Group	79,261		954,302
			16,520,531
Health Care Equipment & Services - 7.8%
Addus HomeCare	9,814	[a]	915,548
Allscripts Healthcare Solutions	74,809	[a]	1,684,699
AMN Healthcare Services	29,018	[a]	3,027,448
AngioDynamics	23,809	[a]	512,846
Apollo Medical Holdings	23,332	[a,b]	1,130,902
Avanos Medical	29,764	[a]	997,094
BioLife Solutions	18,100	[a]	411,413
Cardiovascular Systems	25,047	[a]	566,062
Community Health Systems	75,250	[a]	893,218
Computer Programs & Systems	9,048	[a]	311,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Health Care Equipment & Services - 7.8% (continued)
CONMED	17,928	[b]	2,663,204
CorVel	5,801	[a]	977,120
Covetrus	62,796	[a]	1,054,345
Cross Country Healthcare	21,831	[a]	473,078
CryoLife	24,293	[a]	519,384
Cutera	10,093	[a,b]	696,417
Fulgent Genetics	11,977	[a]	747,485
Glaukos	28,956	[a]	1,674,236
Hanger	22,673	[a]	415,596
HealthStream	15,582	[a]	310,393
Heska	6,616	[a]	914,860
Inogen	12,632	[a]	409,529
Integer Holdings	20,395	[a]	1,643,225
Lantheus Holdings	41,699	[a]	2,306,372
LeMaitre Vascular	11,870	[b]	551,599
MEDNAX	52,352	[a]	1,229,225
Meridian Bioscience	26,779	[a]	695,183
Merit Medical Systems	31,098	[a]	2,068,639
Mesa Laboratories	3,227	[b]	822,498
ModivCare	7,610	[a]	878,118
Natus Medical	21,095	[a]	554,377
NextGen Healthcare	34,496	[a]	721,311
Omnicell	27,021	[a]	3,498,949
OptimizeRx	10,976	[a]	413,905
OraSure Technologies	44,496	[a]	301,683
Orthofix Medical	12,196	[a]	398,809
Owens & Minor	46,172	[a]	2,032,491
RadNet	28,632	[a]	640,498
Select Medical Holdings	64,724		1,552,729
Simulations Plus	9,707		494,863
SurModics	8,497	[a]	385,169
Tactile Systems Technology	12,244	[a]	246,839
The Ensign Group	32,181		2,896,612
The Joint	8,903	[a]	315,077
The Pennant Group	16,710	[a]	311,307
Tivity Health	27,350	[a]	879,850
U.S. Physical Therapy	7,785		774,218
Varex Imaging	24,336	[a]	518,113
Zimvie Inc	12,816	[a]	292,717
Zynex	13,925	[a,b]	86,753
			48,817,710
Household & Personal Products - 1.2%
Central Garden & Pet	5,996	[a]	263,584
Central Garden & Pet, Cl. A	24,349	[a]	992,952

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Household & Personal Products - 1.2% (continued)
e.l.f. Beauty	29,570	[a]	763,793
Edgewell Personal Care	33,096		1,213,630
Inter Parfums	10,977		966,525
Medifast	7,081		1,209,293
USANA Health Sciences	7,026	[a]	558,216
WD-40	8,372		1,534,002
			7,501,995
Insurance - 2.6%
Ambac Financial Group	28,601	[a]	297,450
American Equity Investment Life Holding	50,413	[a]	2,011,983
AMERISAFE	11,961		594,103
Assured Guaranty	42,757		2,721,911
eHealth	14,669	[a]	182,042
Employers Holdings	17,273		708,538
Genworth Financial, Cl. A	313,400	[a]	1,184,652
HCI Group	4,939		336,741
Horace Mann Educators	25,182		1,053,363
James River Group Holdings	23,034		569,861
Palomar Holdings	14,873	[a]	951,723
ProAssurance	33,345		896,314
Safety Insurance Group	8,791		798,662
Selectquote	76,967	[a]	214,738
SiriusPoint	51,420	[a]	384,622
Stewart Information Services	16,348		990,852
Trupanion	21,001	[a]	1,871,609
United Fire Group	13,323		413,946
Universal Insurance Holdings	17,327		233,741
			16,416,851
Materials - 5.4%
AdvanSix	16,950		865,976
Allegheny Technologies	78,386	[a]	2,103,880
American Vanguard	16,623		337,779
Arconic	65,775	[a]	1,685,156
Balchem	19,877	[a]	2,717,186
Carpenter Technology	29,764		1,249,493
Century Aluminum	31,176	[a]	820,241
Clearwater Paper	10,308	[a]	288,933
Compass Minerals International	20,835	[b]	1,308,230
Ferro	51,108	[a]	1,111,088
FutureFuel	14,887		144,851
GCP Applied Technologies	33,149	[a]	1,041,542
Glatfelter	27,502		340,475
H.B. Fuller	32,459		2,144,566

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 5.4% (continued)
Hawkins	11,606		532,715
Haynes International	7,391		314,857
Innospec	15,224	[a]	1,408,981
Kaiser Aluminum	9,590		902,994
Koppers Holdings	13,160		362,163
Livent	98,965	[a,b]	2,580,018
Materion	12,627		1,082,639
Mercer International	24,882		347,104
Myers Industries	22,384		483,494
Neenah	10,352		410,560
O-I Glass	95,353	[a]	1,256,753
Olympic Steel	5,851		225,029
Quaker Chemical	8,195	[b]	1,416,178
Rayonier Advanced Materials	39,369	[a]	258,654
Schweitzer-Mauduit International	19,431		534,353
Stepan	13,154		1,299,747
SunCoke Energy	51,317		457,234
Sylvamo	21,794	[a]	725,304
TimkenSteel	25,402	[a]	555,796
Tredegar	15,154		181,696
Trinseo	23,616		1,131,679
Warrior Met Coal	31,670		1,175,274
			33,802,618
Media & Entertainment - 1.1%
AMC Networks, Cl. A	18,054	[a]	733,534
Cars.com	38,909	[a]	561,457
Cinemark Holdings	65,762	[a]	1,136,367
Gannett	87,823	[a]	396,082
Loyalty Ventures	12,308	[a]	203,451
QuinStreet	31,325	[a]	363,370
Scholastic	18,392		740,830
TechTarget	16,380	[a]	1,331,366
The E.W. Scripps Company, Cl. A	35,318	[a]	734,261
The Marcus	12,870	[a,b]	227,799
Thryv Holdings	10,490	[a]	294,979
			6,723,496
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
Amphastar Pharmaceuticals	22,758	[a]	817,012
ANI Pharmaceuticals	7,815	[a]	219,680
Anika Therapeutics	8,900	[a]	223,479
Avid Bioservices	37,787	[a,b]	769,721
Cara Therapeutics	25,370	[a]	308,246
Coherus Biosciences	39,365	[a,b]	508,202
Collegium Pharmaceutical	21,352	[a]	434,727

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.8% (continued)
Corcept Therapeutics	58,622	[a]	1,320,167
Cytokinetics	51,281	[a,b]	1,887,654
Eagle Pharmaceuticals	7,019	[a]	347,370
Emergent BioSolutions	29,575	[a]	1,214,350
Enanta Pharmaceuticals	11,083	[a,b]	788,888
Endo International	144,333	[a]	333,409
Harmony Biosciences Holdings	14,056	[a]	683,824
Innoviva	38,631	[a,b]	747,510
iTeos Therapeutics	12,397	[a]	398,935
Ligand Pharmaceuticals	10,150	[a]	1,141,774
Myriad Genetics	48,602	[a]	1,224,770
Nektar Therapeutics	113,996	[a]	614,438
NeoGenomics	75,169	[a]	913,303
Organogenesis Holdings	38,682	[a,b]	294,757
Pacira Biosciences	27,238	[a]	2,078,804
Phibro Animal Health, Cl. A	12,562		250,612
Prestige Consumer Healthcare	30,634	[a]	1,621,764
REGENXBIO	23,247	[a]	771,568
Supernus Pharmaceuticals	32,251	[a]	1,042,352
uniQure	22,260	[a,b]	402,238
Vanda Pharmaceuticals	34,820	[a]	393,814
Vericel	28,839	[a,b]	1,102,227
Xencor	36,123	[a]	963,762
			23,819,357
Real Estate - 8.7%
Acadia Realty Trust	54,552	[c]	1,182,142
Agree Realty	43,781	[c]	2,905,307
Alexander & Baldwin	43,987	[c]	1,020,059
American Assets Trust	32,496	[c]	1,231,273
Armada Hoffler Properties	41,348	[c]	603,681
Brandywine Realty Trust	105,700	[c]	1,494,598
CareTrust REIT	59,935	[c]	1,156,746
Centerspace	9,214	[c]	904,078
Chatham Lodging Trust	30,123	[a,c]	415,396
Community Healthcare Trust	14,506	[c]	612,298
DiamondRock Hospitality	129,974	[a,c]	1,312,737
Diversified Healthcare Trust	147,622	[c]	472,390
Douglas Elliman	40,416		295,037
Easterly Government Properties	52,357	[c]	1,106,827
Essential Properties Realty Trust	74,384	[c]	1,881,915
Four Corners Property Trust	47,106	[c]	1,273,746
Franklin Street Properties	58,722	[c]	346,460
Getty Realty	24,366	[c]	697,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Real Estate - 8.7% (continued)
Global Net Lease	63,994	[c]	1,006,626
Hersha Hospitality Trust	20,401	[a,c]	185,241
Independence Realty Trust	135,534	[b,c]	3,583,519
Industrial Logistics Properties Trust	39,564	[c]	896,916
Innovative Industrial Properties	15,738	[c]	3,232,585
iStar	42,162	[b,c]	987,012
LTC Properties	24,320	[b,c]	935,590
LXP Industrial Trust	173,451	[c]	2,723,181
Marcus & Millichap	15,036		792,096
NexPoint Residential Trust	14,038	[c]	1,267,772
Office Properties Income Trust	29,186	[c]	750,956
Orion Office REIT	34,778	[b,c]	486,892
RE/MAX Holdings, Cl. A	11,669		323,581
Realogy Holdings	71,898	[a]	1,127,361
Retail Opportunity Investments	74,020	[c]	1,435,248
RPT Realty	50,588	[c]	696,597
Safehold	8,734	[c]	484,300
Saul Centers	8,051	[c]	424,288
Service Properties Trust	101,973	[c]	900,422
SITE Centers	110,854	[c]	1,852,370
Summit Hotel Properties	65,752	[a,c]	654,890
Tanger Factory Outlet Centers	64,229	[c]	1,104,097
The St. Joe Company	20,368		1,206,600
Uniti Group	144,414	[b,c]	1,987,137
Universal Health Realty Income Trust	7,918	[c]	462,174
Urban Edge Properties	67,477	[c]	1,288,811
Urstadt Biddle Properties, Cl. A	18,581	[c]	349,509
Veris Residential	49,434	[a,c]	859,657
Washington Real Estate Investment Trust	52,278	[c]	1,333,089
Whitestone REIT	28,516	[c]	377,837
Xenia Hotels & Resorts	70,544	[a,c]	1,360,794
			53,989,193
Retailing - 4.4%
Abercrombie & Fitch, Cl. A	34,697	[a]	1,109,957
Academy Sports & Outdoors	53,615	[b]	2,112,431
America's Car-Mart	3,755	[a]	302,503
Asbury Automotive Group	14,178	[a]	2,271,316
Barnes & Noble Education	20,552	[a]	73,576
Bed Bath & Beyond	59,168	[a,b]	1,333,055
Big Lots	18,757	[b]	648,992
Boot Barn Holdings	18,289	[a]	1,733,614
Caleres	22,722		439,216
Chico's FAS	75,644	[a]	363,091

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Retailing - 4.4% (continued)
Conn's	11,701	[a]	180,312
Designer Brands, Cl. A	37,895	[a,b]	511,961
Genesco	8,433	[a]	536,423
Group 1 Automotive	10,564	[b]	1,772,956
Guess?	24,073	[b]	525,995
Haverty Furniture	9,190	[b]	251,990
Hibbett	7,903		350,419
Liquidity Services	16,050	[a]	274,776
Ll Flooring Holdings	17,442	[a]	244,537
MarineMax	13,431	[a]	540,732
Monro	20,717		918,592
PetMed Express	12,929	[b]	333,568
Rent-A-Center	37,357		941,023
Sally Beauty Holdings	67,605	[a]	1,056,666
Shoe Carnival	10,748	[b]	313,412
Shutterstock	14,239		1,325,366
Signet Jewelers	32,306		2,348,646
Sleep Number	13,989	[a]	709,382
Sonic Automotive, Cl. A	12,817		544,851
The Aaron's Company	19,446		390,476
The Buckle	18,142		599,412
The Cato, Cl. A	11,372		166,714
The Children's Place	8,385	[a,b]	413,381
The ODP	28,348	[a]	1,299,189
Zumiez	11,996	[a]	458,367
			27,396,897
Semiconductors & Semiconductor Equipment - 3.4%
Axcelis Technologies	20,576	[a]	1,554,105
CEVA	14,190	[a]	576,824
Cohu	29,463	[a]	872,105
Diodes	27,605	[a]	2,401,359
FormFactor	48,310	[a]	2,030,469
Ichor Holdings	17,112	[a]	609,529
Kulicke & Soffa Industries	38,290	[b]	2,145,006
MaxLinear	43,571	[a]	2,542,368
Onto Innovation	30,227	[a]	2,626,424
PDF Solutions	18,454	[a]	514,313
Photronics	37,772	[a]	640,991
Rambus	67,490	[a]	2,152,256
SMART Global Holdings	28,608	[a,b]	738,945
Ultra Clean Holdings	27,370	[a]	1,160,214
Veeco Instruments	31,195	[a,b]	848,192
			21,413,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 4.4%
8x8	72,675	[a]	914,978
Agilysys	12,009	[a]	478,919
Alarm.com Holdings	28,195	[a]	1,873,840
Bottomline Technologies	23,902	[a]	1,354,765
Cerence	24,055	[a]	868,386
Consensus Cloud Solutions	9,588	[a]	576,526
CSG Systems International	19,876		1,263,517
Ebix	14,717	[b]	487,869
EVERTEC	36,897		1,510,194
ExlService Holdings	20,418	[a]	2,925,287
InterDigital	18,949		1,208,946
LivePerson	40,649	[a]	992,649
OneSpan	21,017	[a]	303,485
Perficient	20,340	[a]	2,239,231
Progress Software	27,098		1,276,045
SPS Commerce	22,052	[a]	2,893,222
TTEC Holdings	11,319		934,044
Unisys	41,478	[a]	896,340
Vonage Holdings	155,094	[a]	3,146,857
Xperi Holding	64,566		1,118,283
			27,263,383
Technology Hardware & Equipment - 5.5%
3D Systems	78,825	[a,b]	1,314,801
ADTRAN	30,068		554,755
Advanced Energy Industries	23,260		2,002,221
Arlo Technologies	52,069	[a]	461,331
Badger Meter	18,067		1,801,461
Benchmark Electronics	21,703		543,443
CalAmp	21,182	[a]	154,840
Comtech Telecommunications	16,274		255,339
Corsair Gaming	20,221	[a,b]	427,876
CTS	19,905		703,443
Diebold Nixdorf	45,010	[a]	302,917
Digi International	21,070	[a]	453,426
ePlus	16,346	[a]	916,357
Extreme Networks	78,582	[a]	959,486
Fabrinet	22,696	[a]	2,386,031
FARO Technologies	11,244	[a]	583,788
Harmonic	63,354	[a,b]	588,559
Insight Enterprises	21,376	[a]	2,294,072
Itron	27,666	[a]	1,457,445
Knowles	56,186	[a]	1,209,685
Methode Electronics	22,890		989,993
NETGEAR	18,076	[a]	446,116

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Technology Hardware & Equipment - 5.5% (continued)
NETSCOUT Systems	45,631	[a]	1,463,842
OSI Systems	10,098	[a]	859,542
PC Connection	6,799	[a]	356,200
Plantronics	26,395	[a,b]	1,039,963
Plexus	17,229	[a]	1,409,505
Rogers	11,504	[a]	3,125,637
Sanmina	39,034	[a]	1,577,754
ScanSource	15,770	[a]	548,638
TTM Technologies	63,098	[a]	935,112
Viavi Solutions	141,267	[a]	2,271,573
			34,395,151
Telecommunication Services - .7%
ATN International	6,503		259,340
Cogent Communications Holdings	26,208		1,738,901
Consolidated Communications Holdings	44,216	[a]	260,874
Shenandoah Telecommunication	30,862	[a]	727,726
Telephone & Data Systems	61,021		1,152,076
			4,138,917
Transportation - 2.1%
Allegiant Travel	9,281	[a]	1,507,142
ArcBest	15,273		1,229,477
Atlas Air Worldwide Holdings	16,675	[a]	1,440,220
Forward Air	16,472		1,610,632
Hawaiian Holdings	31,548	[a]	621,496
Heartland Express	28,755		404,583
Hub Group, Cl. A	20,726	[a]	1,600,254
Marten Transport	36,893		655,220
Matson	25,780		3,109,584
SkyWest	31,119	[a]	897,783
			13,076,391
Utilities - 2.0%
American States Water	22,814		2,030,902
Avista	43,315		1,955,672
California Water Service Group	32,495		1,926,304
Chesapeake Utilities	10,739		1,479,405
Middlesex Water	10,806	[b]	1,136,467
Northwest Natural Holding	18,592		961,578
South Jersey Industries	69,273		2,393,382
Unitil	9,866		492,116
			12,375,826
Total Common Stocks (cost $397,502,307)			616,648,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Core S&P Small-Cap ETF (cost $3,903,126)		36,866	[b]	3,977,104
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,089,215)	0.31	1,089,215	[d]	1,089,215

Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $19,051,580)	0.31	19,051,580	[d]	19,051,580
Total Investments (cost $421,546,228)		102.7%		640,765,903
Liabilities, Less Cash and Receivables		(2.7%)		(16,950,283)
Net Assets		100.0%		623,815,620

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $59,684,693 and the value of the collateral was $61,776,697, consisting of cash collateral of $19,051,580 and U.S. Government & Agency securities valued at $42,725,117. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

March 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	31	6/17/2022	3,059,913	3,202,920	143,007
Gross Unrealized Appreciation				143,007

See notes to financial statements.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	616,648,004	-	-	616,648,004
Exchange-Traded Funds	3,977,104	-	-	3,977,104
Investment Companies	20,140,795	-	-	20,140,795
Other Financial Instruments:
Futures††	143,007	-	-	143,007

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2022, accumulated net unrealized appreciation on investments was $219,219,675, consisting of $249,630,044 gross unrealized appreciation and $30,410,369 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.